UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	November 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:29

Form 13F Information Table Value Total:$422,967(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  CTR WLD MINVL   464286525   17013   300000 SH        SOLE               300000
ISHARES TR                   S&P SMLCAP 600  464287804   17842   231499 SH        SOLE               231499
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   36909  1122523 SH        SOLE              1122523
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   45953   623937 SH        SOLE               623937
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   23033   552081 SH        SOLE               552081
JOHNSON & JOHNSON            COM             478160104     440     6379 SH        SOLE                 6379
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209     381    13383 SH        SOLE                13383
APPLE INC                    COM             037833100   35389    53048 SH        SOLE                53048
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    6764    96583 SH        SOLE                96583
AMERICAN EXPRESS CO          COM             025816109    8173   143732 SH        SOLE               143732
BLACKROCK INC                COM             09247X101   12903    72368 SH        SOLE                72368
CSX CORP                     COM             126408103    9183   442563 SH        SOLE               442563
FEDEX CORP                   COM             31428X106    8479   100199 SH        SOLE               100199
GOOGLE INC                   CL A            38259P508   20002    26510 SH        SOLE                26510
COCA COLA CO                 COM             191216100   14645   386110 SH        SOLE               386110
KROGER CO                    COM             501044101   10431   443122 SH        SOLE               443122
MCDONALDS CORP               COM             580135101   12377   134902 SH        SOLE               134902
NOVARTIS A G                 SPONSORED ADR   66987V109    9156   149467 SH        SOLE               149467
PEPSICO INC                  COM             713448108   10593   149681 SH        SOLE               149681
POTASH CORP SASK INC         COM             73755L107    9946   229066 SH        SOLE               229066
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   12571   181109 SH        SOLE               181109
SAP AG                       SPON ADR        803054204   14343   201075 SH        SOLE               201075
SBA COMMUNICATIONS CORP      COM             78388J106     126     2000 SH        SOLE                 2000
VISA INC                     COM CL A        92826C839   13673   101823 SH        SOLE               101823
VALE S A                     ADR             91912E105    4397   245631 SH        SOLE               245631
WELLS FARGO & CO NEW         COM             949746101   12036   348579 SH        SOLE               348579
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   23649   322046 SH        SOLE               322046
SELECT SECTOR SPDR TR        SBI HEALTHCARE  81369Y209   21400   533398 SH        SOLE               533398
YUM BRANDS INC               COM             988498101   10442   157397 SH        SOLE               157397


